Income Taxes - Schedule of Deferred Tax Assets and Liabiliites (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Loss carry forward	$ 1,290,613	$ 1,560,122
Less - Valuation allowance	$ (1,290,613)	$ (1,560,122)
Net deferred tax assets